Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 5,483	$ 5,483
Less: Accumulated amortization	(5,387)	(4,872)
Intangible assets	$ 96	611
Weighted average amortization period	4 years
Cost: Developed technology (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,575	2,575
Less: Accumulated amortization	(2,496)	(1,985)
Intangible assets	$ 79	590
Weighted average amortization period	5 years
Customer relationships (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,600	2,600
Less: Accumulated amortization	(2,600)	(2,600)
Intangible assets	$ 0
Weighted average amortization period	3 years
Others
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 308	308
Less: Accumulated amortization	(291)	(287)
Intangible assets	$ 17	$ 21
Weighted average amortization period	5 years